Contingencies (Details Narrative) - USD ($)							3 Months Ended		12 Months Ended
	Feb. 15, 2021	Feb. 11, 2021	Oct. 10, 2017	Jun. 13, 2017	May 24, 2017	Sep. 07, 2016	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 25, 2020	Jun. 05, 2020
Debt principal amount											$ 120,000	$ 150,000
Damages in excess			$ 270,000
Contingencies loss				$ 72,500
Number of shares issued, shares									8,062,244
Number of common stock shares owed			1,848,130
Contingent liability									$ 115,000
Number of shares issued, value								$ 100,031	100,031	$ 23,453
Accrued liabilities							$ 54,165
Restricted Stock [Member]
Number of shares issued, shares	115,000						115,000
Number of shares issued, value							$ 60,835
Debt Settlement Agreement [Member]
Debt principal amount									250,000
Proceeds from convertible debt		$ 250,000							$ 250,000
Number of common shares issued for conversion									200,000
Debt conversion amount									$ 268,000
Outstanding convertible debt and accrued interest									268,000
Cash paid as litigation settlement							$ 250,000
Number of shares issued, shares							200,000
Consulting Agreement [Member]
Litigation settlement			$ 72,000
Chetu Inc. [Member]
Litigation settlement						$ 27,335
Litigation settlement interest						$ 4,939
Trade and other payables							$ 47,023		$ 47,023	$ 40,227
Coastal Investment Partners LLC [Member] | Three 8% Convertible Promissory Notes [Member]
Debt principal amount					$ 261,389
Damages in excess					$ 250,000